Consolidated Statements of Operations (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Sales to related parties	$ 1,275	$ 762	$ 1,154
Services from related parties	$ 170	$ 351	$ 285